OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Items Of Statement Of Comprehensive Income
Geological and geophysical expenses	$ 1
Derecognition of unproductive wells	20	7
Total exploration expenses	$ 21	$ 7